Financial Risks - Non-current interesting-bearing liabilities Addtional Details (Details) kr in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2021 SEK (kr)	Jul. 31, 2021 SEK (kr) tranche	Dec. 31, 2021 SEK (kr)
Disclosure of detailed information about borrowings [line items]
Amount drawn			kr 199,524
Interest rate		9.00%
Kreos Capital [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan facility		kr 75,000
Loan Facility
Disclosure of detailed information about borrowings [line items]
Amount of loan facility		kr 25,000
Number of tranches | tranche		3
Tranche One
Disclosure of detailed information about borrowings [line items]
Amount drawn under each tranche	kr 25,000
Tranche Two
Disclosure of detailed information about borrowings [line items]
Amount drawn under each tranche		kr 25,000
Tranche Three
Disclosure of detailed information about borrowings [line items]
Amount drawn under each tranche		kr 25,000